FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Carrying amount
Cash and balances at central banks	$ 209,858	$ 223,329
Loans and advances to banks	19,243	18,111
Receivables from securities financing transactions measured at amortized cost	83,656	118,302
Cash collateral receivables on derivative instruments	41,552	43,959
Loans and advances to customers	658,760	587,347
Other financial assets measured at amortized cost	72,025	59,279
Not measured at fair value
Carrying amount
Cash and balances at central banks	209,900	223,300
Loans and advances to banks	19,200	18,100
Receivables from securities financing transactions measured at amortized cost	83,700	118,300
Cash collateral receivables on derivative instruments	41,600	44,000
Loans and advances to customers	650,200	582,400
Other financial assets measured at amortized cost	71,300	57,500
Not measured at fair value | Carrying amount approximates fair value
Carrying amount
Cash and balances at central banks	209,900	223,300
Loans and advances to banks	18,400	17,100
Receivables from securities financing transactions measured at amortized cost	79,400	115,100
Cash collateral receivables on derivative instruments	41,600	44,000
Loans and advances to customers	178,500	182,900
Other financial assets measured at amortized cost	12,200	10,500
Not measured at fair value | Level 1
Carrying amount
Cash and balances at central banks	0	0
Loans and advances to banks	0	0
Receivables from securities financing transactions measured at amortized cost	0	0
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	0	0
Other financial assets measured at amortized cost	16,200	13,200
Not measured at fair value | Level 2
Carrying amount
Cash and balances at central banks	0	0
Loans and advances to banks	800	800
Receivables from securities financing transactions measured at amortized cost	3,700	2,800
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	41,600	44,500
Other financial assets measured at amortized cost	40,100	31,000
Not measured at fair value | Level 3
Carrying amount
Cash and balances at central banks	0	0
Loans and advances to banks	0	200
Receivables from securities financing transactions measured at amortized cost	500	400
Cash collateral receivables on derivative instruments	0	0
Loans and advances to customers	430,100	355,000
Other financial assets measured at amortized cost	$ 2,800	$ 2,800